Share-Based Compensation Plans	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Share-Based Compensation Plans
29. Share-Based Compensation Plans
The Company offers equity based and cash based option plans to its employees, officers and directors through the Company’s stock option plan introduced in 2016 and Cairn India’s stock option plan now administered by the Company pursuant to merger with the Company.
The Vedanta Limited Employee Stock Option Scheme (ESOS) 2016
The Company introduced an Employee Stock Option Scheme 2016 (“ESOS”), which was approved by the Vedanta Limited shareholders to provide equity settled incentive to all employees of the Company including subsidiary companies. The ESOS scheme includes tenure based, business performance based, sustained individual performance based and market performance based stock options. The maximum value of options that can be awarded to members of the wider management group is calculated by reference to the grade average cost-to-company
(“CTC”) and individual grade of the employee. The performance conditions attached to the option is measured by comparing Company’s performance in terms of Total Shareholder Return (“TSR”) over the performance period with the performance of two group of comparator companies (i.e., Indian and global comparator companies) defined in the scheme. The extent to which an option vests will depend on the Company’s TSR rank against a group or groups of peer companies at the end of the performance period and as moderated by the Remuneration Committee. The ESOS schemes are administered through VESOS trust and have underlying Vedanta Limited equity shares.

Options granted during the year ended March 31, 2021 includes business performance based, sustained individual performance based, management discretion and fatality multiplier based stock options. Business performances will be measured using Volume, Cost, Net Sales Realisation, EBITDA, ESG & Carbon footprint or a combination of these for the respective business/ SBU entities.
Options granted during the year ended March 31, 2020 includes business performance based, sustained individual performance based and market performance based stock options. Business performances will be measured using Volume, Cost, Net Sales Realisation, EBITDA, free cash flow or a combination of these for the respective business/ SBU entities.
The exercise price of the options is
₹
 1 per share and the performance period is three years, with no re-testing
being allowed.
The details of share options for the year ended March 31, 2020 is presented below:

Financial Year of Grant	Exercise Period	Options outstanding April 1, 2019	Options granted during the year	Options transferred from Parent/ fellow subsidiaries	Options forfeited during the year	Options exercised during the year *	Options expired during the year	Options outstanding March 31, 2020	Options exercisable March 31, 2020
2016-17	December 15, 2019-June 14, 2020	6,508,226	—	—	4,819,269	620,441	—	1,068,516	1,068,516
2017-18	September 1, 2020-February 28, 2021	8,274,393	—	—	1,246,468	—	—	7,027,925	—
2017-18	October 16, 2020-April 15, 2021	11,126	—	—	—	—	—	11,126	—
2017-18	November 1, 2020-April 30, 2021	27,638	—	—	27,638	—	—	—	—
2018-19	November 1, 2021-April 30, 2022	13,566,200	—	—	2,146,154	—	—	11,420,046	—
2018-19	Cash settled	1,047,660	—	211,170	189,674	—	—	1,069,156	—
2019-20	November 29, 2022-May 28, 2023	—	16,713,640	—	832,310	—	—	15,881,330	—
2019-20	Cash settled	—	2,037,690	—	140,990	—	—	1,896,700	—

		29,435,243	18,751,330	211,170	9,402,503	620,441	—	38,374,799	1,068,516

*	excludes 58,420 options exercised during the year regarding which the transaction could not be completed before March 31, 2020 and hence, the corresponding shares were held by the Group.

The details of share options for the year ended March 31, 2021 is presented below:

Financial Year of Grant	Exercise Period	Options outstanding April 1, 2020	Options granted during the year	Options transferred from Parent/ fellow subsidiaries	Options forfeited during the year	Options exercised during the year *	Options expired during the year	Options outstanding March 31, 2021	Options exercisable March 31, 2021
2016-17	December 15, 2019-June 14, 2020	1,068,516	—	—	8,648	1,059,868	—	—	—
2017-18	September 1, 2020-February 28, 2021	7,027,925	—	—	5,514,169	1,136,816	—	376,940	376,940
2017-18	October 16, 2020-April 15, 2021	11,126	—	—	11,126	—	—	—	—
2018-19	November 1, 2020-April 30, 2021	11,420,046	—	—	1,507,806	—	—	9,912,240	—
2018-19	Cash settled	1,069,156	—	—	340,300	—	—	728,856	—
2019-20	November 29, 2022-May 28, 2023	15,881,330	—	—	2,309,052	—	—	13,572,278	—
2019-20	Cash settled	1,896,700	—		1,019,249		—	877,451	—
2020-21	November 06, 2023 - May 05, 2024	—	12,711,112	—	—	—	—	12,711,112	—
2020-21	Cash settled	—	880,000	—	—	—	—	880,000	—

		38,374,799	13,591,112	—	10,710,350	2,196,684	—	39,058,877	376,940

The fair value of all options has been determined at the date of grant of the option allowing for the effect of any market-based performance conditions. This fair value, adjusted by the Group’s estimate of the number of options that will eventually vest as a result of non-market
conditions, is expensed over the vesting period.
Business Performance-Based and Sustained Individual Performance-Based Options:
The fair value of stock options following these types of vesting conditions have been estimated using the Black-Scholes-Merton Option Pricing model. The value arrived at under this model has been then multiplied by the expected % vesting based on business performance conditions (only for business performance-based options) and the expected multiplier on account of sustained individual performance (for both type of options). The inputs used in the Black-Scholes-Merton Option Pricing model include the share price considered as of the valuation date, exercise price as per the scheme/ plan of the options, expected dividend yield (estimated based on actual/ expected dividend trend of the company), expected tenure (estimated as the remaining vesting period of the options), the risk-free rate (considered as the zero coupon yield as of the valuation date for a term commensurate with the expected tenure of the options) and expected volatility (estimated based on the historical volatility of the return in company’s share prices for a term commensurate with the expected tenure of the options). The exercise period of 6 months post vesting period has not been considered as the options are expected to be exercised immediately post the completion of the vesting period.
Total Shareholder Returns-Based Options:
The fair value of stock options following this type of vesting condition has been estimated using the Monte Carlo Simulation method. This method has been used to simulate the expected share prices for Vedanta Limited and the companies of the comparator group over the vesting period of the options. Based on the simulated prices, the expected pay-off
at the end of the vesting period has been estimated and present valued to the valuation date. Further, based on the simulated share prices and expected dividends the relative rank of Vedanta Limited’s share price return has been estimated vis-à-vis
the Indian and Global Group of the Comparator Group. This rank has been used to estimate expected % vesting of the options under this type of vesting condition. The inputs to the monte carlo simulation method include expected tenure (estimated as the remaining vesting period of the options), the risk-free rate (considered as the zero coupon yield as of the valuation date for a term commensurate with the expected tenure of the options), expected dividend yield (estimated based on the actual dividend trend of the companies), expected volatility (estimated based on the historical volatility of the return in the company’s share prices for a term commensurate with the expected tenure of the options). The exercise period of 6 months post the vesting period has not been considered as the options are expected to be exercised immediately post the completion of the vesting period.

The assumptions used in the calculations of the charge in respect of the ESOS options granted during the year ended March 31, 2020 and March 31, 2021 are set out below:

Particulars	Year ended March 31, 2020	Year ended March 31, 2021

	ESOS 2019	ESOS 2020
Number of Options	2,037,690 (cash settled) / 16,713,640 (equity settled)	880,000 (cash settled) / 12,711,112 (equity settled)
Exercise Price	₹ 1	₹ 1
Share Price at the date of grant	₹ 144.60	₹ 228.75
Contractual Life	3 years	2 years and 7 months
Expected Volatility	36.64%	49.28%
Expected option life	3 years	2 years and 7 months
Expected dividends	7.96%	6.80%
Risk free interest rate	5.68%	4.84%
Expected annual forfeitures	10% p.a.	10% p.a.
Fair value per option granted (Non-market performance based)	₹ 102.30	₹ 150.73
Fair value per option granted (Market performance based)	₹ 72.12	NA
Weighted average share price at the date of exercise of stock options was
₹
 126.02 and
₹
 131.08 for the year ended March 31, 2020 and March 31, 2021 respectively.
The weighted average remaining contractual life for the share options outstanding was 2.28 years and 2.03 years for the year ended March 31, 2020 and March 31, 2021 respectively.
The Company recognized total expense of
₹
 822 million,
₹
 754 million and
₹
 575 million ($ 8 million) related to equity settled share-based payment transactions for the year ended March 31, 2019, March 31, 2020 and March 31, 2021 respectively. The total expense recognised on account of cash settled share based plan during the year ended March 31, 2020 was
₹
 5 million and for the year ended March 31, 2021 was
₹
 63 million ($ 1 million). The carrying value of cash settled share based compensation liability as at March 31, 2020 was
₹
 13 million and as at March 31, 2021 was
₹
 72 million ($ 1 million).
Employee stock option plans of erstwhile Cairn India Limited:
The Company has provided CIESOP share based payment scheme to its employees.
CIESOP plan
There are no specific vesting conditions under CIESOP plan other than completion of the minimum service period of 3 years from the date of grant. Phantom options are exercisable proportionate to the period of service rendered by the employee subject to completion of one year. The exercise period is 7 years from the vesting date.
Details of employees stock option plans is presented below

CIESOP Plan	Year ended March 31, 2020		Year ended March 31, 2021
	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
Outstanding at the beginning of the year	6,477,059	279.2	5,341,740	288.2
Granted during the year	Nil	NA	Nil	NA
Expired during the year	(658,663)	200.1	(1,082,229)	291.3
Exercised during the year	Nil	NA	Nil	NA
Forfeited / cancelled during the year	(476,656)	288.1	(944,337)	288.0
Outstanding at the end of the year	5,341,740	288.2	3,315,174	287.3
Exercisable at the end of the year	5,341,740	288.2	3,315,174	287.3

Scheme	Range of exercise price in ₹	Weighted average remaining contractual life of options (in years)	Weighted average exercise price in ₹
The details of exercise price for stock options outstanding as at March 31, 2020 are:
CIESOP Plan	286.85-291.25	1.46	288.2
The details of exercise price for stock options outstanding as at March 31, 2021 are:
CIESOP Plan	286.85-287.75	0.80	287.3

Employee share option plan of Vedanta Resources Limited (earlier known as Vedanta Resources Plc)
During the year ended March 31,2019, in respect of one of the Company’s subsidiary, i.e., BMM, the Group has awarded certain cash settled share based options indexed to Parents’ shares (Vedanta Resources Limited shares) and shares of any of its subsidiaries. The total expense recognised on account of cash settled share based plan during the year ended March 31, 2020 and March 31, 2021 is
₹
 221 million and
₹
 221 million ($ 3 million) respectively and the carrying value of cash settled share based compensation liability as at March 31, 2020 and March 31, 2021 is
₹
 511 million and
₹
 860 million ($ 12 million) respectively
Out of the total expense of
₹
 980 million and
₹
 859 million ($ 12 million) pertaining to equity settled options and cash settled options for the year ended March 31, 2020 and March 31, 2021 respectively, the Group has capitalised
₹
 253 million and
₹
 262 million ($ 4 million) expense for the year ended March 31, 2020 and March 31, 2021 respectively.